Bank Loans	12 Months Ended
Dec. 31, 2012
Bank Loans [Abstract]
Bank Loans

Note 9 - Bank Loans

A.           Composition of long-term loans:

	December 31	December 31
	2011	2012
Long-term loans	$7,337	$4,389
Less - current maturities	3,311	2,165

	$4,026	$2,224

As of December 31, 2012, the bank loans are denominated in the following currencies: U.S. dollars ($1,541; matures in the years 2013 - 2019), Euro ($1,090; matures in the years 2013 - 2026), New Israeli Shekel ($721; matures in the years 2013-2019) South African Rand ($82; matures in 2016) and Polish Zloty ($955; matures in 2013-2014). As of December 31, 2012 these loans bear interest at rates ranging from 3.9% - 8.8% (mainly 4.5%) per annum.

B.           Repayment dates of long-term loans subsequent to December 31, 2012:

2013	$2,165
2014	349
2015	325
2016	281
2017	268
Thereafter	1,001

$4,389

C.           Composition of short-term loans, bank credit and current maturities of long-term loans:

	December 31		December 31
	2011	2012	2011	2012
	%	%
	Interest rate
In NIS	6.96	5.09	$984	$2,081
In USD	4.74	4.13	1,477	2,014
In Euro	5.50	5.50	1,021	1,108
			3,482	5,203
Current maturities of
long-term loans			3,311	2,165

			$6,793	$7,368

The weighted average interest rate of the short-term bank credit for the years ended December 31, 2011 and 2012 were 5.59% and 4.80%, respectively.

D.            Liens for short-term and long-term borrowings - see Note 10C.

E.	As of December 31, 2012, the Group has authorized and used credit lines of approximately $4,300 and $4,093, respectively.

F.

Agreements that were made with banks, in order to secure bank services and obtain bank credit and loans, include financial covenants and restrictive covenants. Under the covenants definitions, the Company is obligated to meet at least one of the following: (i) annual revenues of $15 million; (ii) operating profit; (iii) cash balances of $6 million; and equity at a level of 30% of the total assets.  As of the balance sheet date the Company is in compliance with all of its covenants.